Other operating income (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Continuing operations
Subsidy income	$ 282,780	1,796,503	1,038,507	0
Rental income	1,344,127	8,539,236	787,060	0
Training camps and interest groups income	916,070	5,819,793	3,317,820	0
Other operating income	155,672	988,980	368,785	278,595
Gain on disposal of a subsidiary	47,537	302,004	0	0
Other operating income	$ 2,746,186	17,446,516	5,512,172	278,595